PRINCIPAL ACCOUNTING POLICIES - Disaggregation of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation of Revenue
Losses from services	¥ (2,008,005)	$ (291,132)	¥ (2,471,127)	¥ (1,705,176)
Total revenues	9,367,595	$ 1,358,174	6,866,262	5,739,989
Operations and support costs
Disaggregation of Revenue
Rider incentives	79,238		88,494	143,916
Rider incentives attributable to transactions where the Group acts as a principal	72,519		64,261	114,229
Consumer incentives	1,013,636		2,782,585	715,883
Selling and marketing expense
Disaggregation of Revenue
Consumer incentives	2,223,109		321,178	1,166,032
Dada Now
Disaggregation of Revenue
Total revenues	3,157,570		2,820,712	3,434,578
Dada Now | Service
Disaggregation of Revenue
Total revenues	3,082,928		2,753,458	3,377,653
Dada Now | On-demand delivery services
Disaggregation of Revenue
Total revenues	2,343,206		1,681,121	763,699
Dada Now | On-demand delivery services | Operations and support costs
Disaggregation of Revenue
Losses from services	85,177		95,281	76,989
Dada Now | Sales of goods
Disaggregation of Revenue
Total revenues	74,642		67,254	56,925
JDDJ
Disaggregation of Revenue
Total revenues	6,210,025		4,045,550	2,305,411
JDDJ | Service
Disaggregation of Revenue
Total revenues	6,205,180		4,045,550	2,305,411
JDDJ | Fulfillment services and others
Disaggregation of Revenue
Total revenues	2,373,962		1,770,244	1,093,862
JDDJ | Commission fee, and advertising and marketing services
Disaggregation of Revenue
Total revenues	3,831,218		¥ 2,275,306	¥ 1,211,549
JDDJ | Sales of goods
Disaggregation of Revenue
Total revenues	¥ 4,845